Segmental information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Segment Information

	Six months ended June 30, 2024
	Tanker vessels	Dry-bulk vessels	Total
Revenues, net	$19,824	$5,891	$25,715
Voyage related costs and commissions	(2,492)	(823)	(3,315)
Vessel operating expenses	(3,936)	(2,180)	(6,116)
General and administrative expenses	(28)	(125)	(153)
Management fees	(452)	(290)	(742)
Depreciation and amortization of special survey costs	(2,099)	(1,190)	(3,289)
Interest and finance costs	(1,863)	(1,204)	(3,067)
Segment profit	$8,954	$79	$9,033

General and administrative expenses			$(1,393)
Interest and finance costs			(6)
Interest income			1,261
Net income			$8,895

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of June 30, 2024, is as follows:

	June 30, 2024
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$3,005	$1,769	$4,774
Inventories	847	1,264	2,111
Trade accounts receivable	3,742	1,474	5,216
Prepayments and other assets	296	802	1,098
Vessels, net	69,299	74,534	143,833
Due from related parties	—	—	—
Prepayments for vessel acquisition	—	—	—
Special survey cost, net	1,432	—	1,432
Segment assets	$78,621	$79,843	$158,464

Cash and cash equivalents			$22,787
Short-term investment in time deposits			17,000
Prepayments and other current assets			336
Total assets			$198,587

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2023, is as follows:

	December 31, 2023
	Tanker vessels	Dry-bulk vessels	Total
Cash and cash equivalents & restricted cash	$4,237	$1,041	$5,278
Inventories	904	53	957
Trade accounts receivable	4,704	260	4,964
Prepayments and other assets	180	24	202
Due from related parties	—	194	194
Vessels, net	71,179	28,094	99,273
Prepayments for vessel acquisition	—	2,663	2,663
Special survey cost, net	1,622	—	1,622
Segment assets	$82,826	$32,329	$115,153

Cash and cash equivalents			$31,061
Short-term investment in time deposits			20,000
Prepayments and other current assets			99
Total assets			$166,313